Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of major customers	The proportion of revenue by customer in each period is as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	%	%	%	%
BMS (including Celgene)	73	73	70	86
Sanofi	27	6	29	4
Bayer	—	16	—	8
Others	—	5	1	2
	100	100	100	100

Disclosure of products and services

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Service fees	—	336	104	336
Licensing fees - upfront payments and research funding (including term extension payments)	3,006	6,801	8,663	13,776
Total Revenue	3,006	7,137	8,767	14,112